Movement table bad debt reserve (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Overview of impairment changes to receivables [abstract]
Beginning of period	€ (990)	€ (511)	€ (505)
Addition	(1,284)	(620)	(266)
Usage	182	12	190
Reversal	219	129	70
End of period	€ (1,873)	€ (990)	€ (511)